Segment information (Tables)	6 Months Ended
Jun. 30, 2021
Segment information
Schedule of segment information and reconciliation of segment adjusted EBITDA to group loss for the period	in EUR k

Reconciliation of segment Adjusted EBITDA to Group loss for the period

For the three months ended June 30	2020	2021
Reported segment Adjusted EBITDA	975	7,477
Corporate expenses	(8,395)	(9,543)
	(7,420)	(2,066)
Share-based payment expenses (Note 11)	(336)	(2,234)
Depreciation and amortization	(2,348)	(3,384)
Operating loss	(10,104)	(7,684)
Financial costs, net	(256)	(212)
Income tax expenses	—	(124)
Loss for the three months ended June 30	(10,360)	(8,020)

For the six months ended June 30	2020	2021
Reported segment Adjusted EBITDA	3,670	20,195
Corporate expenses	(16,107)	(21,563)
	(12,437)	(1,368)
Share-based payment expenses (Note 11)	(1,393)	(4,276)
Depreciation and amortization	(4,432)	(6,670)
Operating loss	(18,262)	(12,314)
Financial costs, net	(705)	(471)
Income tax expenses	(129)	(124)
Loss for the six months ended June 30	(19,096)	(12,909)